Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current tax provision	$ 1,005	$ 3,452	$ 1,290	$ 5,470	$ 6,910	$ (7,144)
Deferred tax benefit	(6,017)	(4,250)	(6,251)	(5,212)	(66,568)	(22,083)
Income tax (benefit) expense	$ (5,012)	$ (798)	$ (4,961)	$ 258	$ (59,658)	$ (29,227)